Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Change in working capital
Accounts receivable and other current assets	$ 69	$ 237	$ 107	$ 135
Prepaid expenses	29	21	25	18
Inventories	(45)	(7)	(1)	16
Regulatory assets - current portion	14	(10)	28	(16)
Accounts payable and other current liabilities	14	(199)	(194)	(256)
Regulatory liabilities - current portion	(108)	(4)	(146)	3
Changes in working capital	(27)	38	(181)	(100)
Non-cash investing and financing activities
Accrued capital expenditures	367	329	367	329
Common share dividends reinvested	10	76	18	151
Contributions in aid of construction	8	12	8	12
Exercise of stock options into common shares	0	2	2	4
Right-of-use assets obtained in exchange for operating lease liabilities	$ 0	$ 2	$ 1	$ 48